Current Liabilities - Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Current Liabilities - Trade and Other Payables [Abstract]
Current liabilities - trade and other payables

Note 15. Current liabilities - trade and other payables

	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Trade payables	733,076	299,289	501,424
Other payables	1,342,976	1,309,557	918,594

	2,076,052	1,608,846	1,420,018

Refer to notes 2 and 24 for further information on financial instruments.

Amounts noted above in other payables include amounts payable to Directors for wages payable.

Accounting policy for trade and other payables

These amounts represent liabilities for goods and services provided to the company prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.